Income Tax - Summary of Reconciliation of Tax Expense and Accounting Profit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Effective income tax rate	31.00%	14.00%	20.00%
Change in tax rate	15.00%	15.00%	15.00%